Segment Information (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following is a summary of our segment and consolidated net income (loss), including significant segment expenses:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Collaboration revenue	$21,000	$—	$21,000	$—
Less:
General and administrative support	6,678	3,486	11,250	7,309
Clinical development	3,047	5,710	6,690	10,039
Research and discovery	1,028	3,537	3,183	6,856
Manufacturing	218	2,610	1,792	6,698
Other segment expenses(a)	2,871	2,199	4,198	4,631

Interest income	277	850	710	1,847
Interest expense	(475)	(1,301)	(1,843)	(2,564)
Loss on extinguishment of note payable	(3,354)	—	(3,354)	—
Other income, net	64	11	738	179
Segment and consolidated net income (loss)	$3,670	$(17,982)	$(9,862)	$(36,071)

The following is a summary of our segment and consolidated net loss, including significant segment expenses:

	Year Ended December 31,
	2025	2024
	(in thousands)
Collaboration revenue	$—	$1,885
Less:
Clinical development	19,187	16,361
Research and discovery	12,660	14,389
General and administrative support	12,428	14,330
Manufacturing	8,523	19,759
Other segment expenses(a)	7,879	10,640
Interest income	3,108	6,673
Interest expense	(5,274)	(4,656)
Loss on extinguishment of debt	—	(553)
Other income, net	2,021	1,615
Segment and consolidated net loss	$(60,822)	$(70,515)